Investments And Other Assets (Schedule of Interests in Associates) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of joint operations [line items]
Current assets		$ 1,026	$ 1,118
Current liabilities		(1,611)	(1,392)
Less: non-controlling interests		(1)	(1)
Equity		5,957	6,154	$ 5,698
Revenue		5,239	4,882
Net income (loss) attributable to: Shareholders		52	843
Profit (loss)		60	851
Other comprehensive income, attributable to shareholders		92	(79)
Comprehensive income (loss)		152	772
Corus [Member]
Disclosure of joint operations [line items]
Current assets		508	525
Non-current assets		4,375	5,543
Current liabilities		(523)	(604)
Non-current liabilities		(2,683)	(2,864)
Net assets		1,677	2,600
Less: non-controlling interests		(154)	(159)
Equity		1,523	2,441
Carrying amount of the investment		615	897
Revenue		1,647	1,679
Net income (loss) attributable to: Non-controlling interest		26	32
Net income (loss) attributable to: Shareholders		(784)	192
Profit (loss)		(758)	224
Other comprehensive income, attributable to shareholders		25	33
Comprehensive income (loss)		(733)	257
Equity income from associates, excluding goodwill impairment		84	73
Impairment of investment in associate	[1]	(284)
Equity income from associates	[2]	(200)	73
Other comprehensive income from equity accounted associates	[2]	10	13
Income from associates		$ (190)	$ 86

[1]	The Company assessed its investment in Corus for indicators of impairment, which included a significant and sustained decrease in the share price as well as the recording by Corus of an impairment charge against their goodwill and broadcast license intangibles, and found that there was evidence that impairment had occurred. The Company compared the recoverable amount to the carrying value and determined that an impairment charge of $284 was required. The recoverable amount was determined based on the value in use of the investment.The Company's share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the years ended August 31, 2018 and 2017.
[2]	The Company's carrying amount the investment and equity loss does not equal 50% of the partnership's net assets and net loss due to elimination of unrealized profit on downstream transactions between the Company and shomi and the write-down of the carrying amount of the investment during the year.